Report Of The Directors Financial Review Risk Report - Non-trading VaR 99% 1 Day (Details) - Non-trading portfolios - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 220.4	$ 247.8
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	237.3	190.7
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	298.8	274.6
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	193.5	79.7
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	216.4	166.6
Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	200.7	150.2
Interest rate | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	248.7	196.4
Interest rate | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	163.3	59.0
Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	70.3	87.0
Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	76.9	82.5
Credit spread | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	99.3	133.4
Credit spread | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	64.7	44.2
Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(66.3)	(5.7)
Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ (40.3)	$ (42.0)